Business Acquisitions - Aitken Creek (Details) CAD in Millions, $ in Millions			1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 01, 2016 CAD	Apr. 01, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Jun. 30, 2017 CAD	Jun. 30, 2016 CAD	Dec. 31, 2016 CAD
Business Acquisition [Line Items]
Cash purchase price, plus the cost of working gas inventory					CAD 0	CAD 318	CAD 0	CAD 318
Goodwill					CAD 11,991	CAD 4,018	CAD 11,991	CAD 4,018	CAD 12,364
Aitken Creek Gas Storage ULC
Business Acquisition [Line Items]
Cash purchase price, plus the cost of working gas inventory	CAD 349	$ 266
Deposit on acquisition paid			CAD 38	$ 29
Goodwill	CAD 27